COMMITMENTS	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration and Shareholder Rights Agreement

Pursuant to a registration rights agreement entered into on August 9, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) will have registration and shareholder rights to require the Company to register a sale of any of its securities held by them pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters purchased Units at a purchase price of $9.80 per Unit (i.e., at a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate) upon the closing of the Initial Public Offering and the exercise of the over-allotment in full on August 12, 2021. In addition, the Company agreed to pay the underwriters a deferred underwriting fee of up to $0.35 per Unit, or $8,050,000 in the aggregate, which would be payable to the underwriters upon the consummation of the initial Business Combination, except that the Company’s management team would be permitted, in its sole discretion, to allocate up to 50% of the deferred underwriting fee, or $4,025,000 in the aggregate, to third parties that assist in identifying and consummating an initial Business Combination. On July 25, 2022, the Company’s board passed a unanimous written consent whereby it decided not to pay or allocate to any third party, including Credit Suisse, any of the remaining 50%, or $4,025,000 in the aggregate, of the deferred underwriting fee.

Forward Purchase Agreement

In connection with the consummation of the Initial Public Offering, the Company entered into a forward purchase agreement with the Sponsor which provides for the purchase of an aggregate of 10,000,000 Class A ordinary shares plus an aggregate of 3,333,334 redeemable warrants to purchase Class A ordinary shares at $11.50 per share, for an aggregate purchase price of $100,000,000, in the private placement. The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the Company’s Public Shareholders.

The forward purchase securities will be issued in connection with the closing of the initial Business Combination. The proceeds from the sale of forward purchase securities will be used as part of the consideration to the sellers in the Company’s initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post-transaction company.

On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into the A&R FPA with the Sponsor and OmniAb. Pursuant to the A&R FPA, the Company has agreed that, in connection with the consummation of the proposed OmniAb Business Combination, they will issue and sell to the Sponsor 1,500,000 shares of APAC Common Stock and warrants to acquire 1,666,667 shares of APAC Common Stock for an aggregate purchase price of $15.0 million with such purchases to be consummated immediately following the re-domestication to Delaware and prior to the proposed OmniAb Business Combination. In addition, the Sponsor has agreed to purchase up to an additional 10,000,000 shares of APAC Common Stock and up to an additional 1,666,667 warrants, for an aggregate additional purchase price of up to $100.0 million, in order to backstop shareholder redemptions to the extent such redemptions would result in the cash proceeds to be received by OmniAb stockholders from the Trust Account to be less than $100.0 million. The A&R FPA also provides that in the event the Merger Agreement is terminated by Ligand under circumstances in which the Termination Fee (as defined in the Merger Agreement) would be payable under the Merger Agreement, Ligand shall pay the Sponsor a termination fee of $12.5 million in connection therewith.

As a result of the A&R FPA, the Company evaluated the modification of the equity contract, which resulted in a reclassification between equity and a liability, in which the difference between the fair value at issuance of the original forward purchase agreement and the fair value at issuance of the A&R FPA (the modification date) was treated as a deemed dividend. An amount of $225,000 was recorded to accumulated deficit as a deemed dividend upon modification of the forward purchase agreement on March 23, 2022.

NOTE 6. COMMITMENTS

Registration and Shareholder Rights Agreement

Pursuant to a registration rights agreement entered into on August 9, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) will have registration and shareholder rights to require the Company to register a sale of any of its securities held by them pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering and exercise of the over-allotment in full on August 12, 2021. In addition, $0.35 per unit, or $8,050,000 in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the Underwriting Agreement.

Forward Purchase Agreement

In connection with the consummation of the Initial Public Offering, the Company entered into a forward purchase agreement with the Sponsor, Avista Acquisition LP II, a Cayman Islands exempted limited partnership, which provides for the purchase of an aggregate of 10,000,000 Class A ordinary shares plus an aggregate of 3,333,333 redeemable warrants to purchase Class A ordinary shares at $11.50 per share, for an aggregate purchase price of $100,000,000, in the private placement. The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the Company’s public shareholders.

The forward purchase securities will be issued in connection with the closing of the initial Business Combination. The proceeds from the sale of forward purchase securities will be used as part of the consideration to the sellers in the Company’s initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post-transaction company.